Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consists of the following as of:

	June 30, 2015	December 31, 2014
Patents	$393,370	$393,370
Less accumulated amortization	(211,934)	(200,272)
	181,436	193,098
Patents pending	242,206	226,420
Total intangible assets, net	$423,642	$419,518

Intangible assets, net, consists of the following as of:

	December 31, 2014	December 31, 2013
Patents	$393,370	$380,394
Less accumulated amortization	(200,272)	(168,363)
	193,098	212,031
Patents pending	226,420	212,726
Total intangible assets, net	$419,518	$424,757